Leases	12 Months Ended
Jun. 30, 2026
Disclosure Text Block [Abstract]
Leases

9. Leases

Operating lease as lessee

The Group entered into a non-cancellable land lease agreement in Finland and recognized the corresponding right-of-use asset and operating lease liability at the lease commencement date.

Right-of-use assets and lease liabilities consisted of the following:

	As of June 30,
	2026	2025
	US$	US$
Right-of-use assets - operating lease	357,273	-
Total Right-of-use assets	357,273	-
Lease liabilities-Current	6,235	-
Lease liabilities-Non Current	351,121	-
Total lease liabilities	357,356	-

The components of lease expenses were as follows:

	For the Year Ended June 30,
	2026	2025
	US$	US$
Lease cost:
Operating lease cost	12,694	-
Variable lease expense	(103)	-
Expenses for short-term leases within 12 months and other Non-lease component	46,009	-
Total lease cost	58,600	-

Other information related to leases where the Group was the lessee is as follows

	As of June 30,
	2026	2025
	US$	US$
Weighted discount rate for the operating lease	4.25%	-
Weighted average remaining lease term(in years)	29.42	-

Supplemental cash flow information related to leases where we were the lessee was as follows:

	For the Year Ended June 30,
	2026	2025
	US$	US$
Operating cash flows paid for operating leases	12,506	-
Operating cash flows from short-term leases	33,971	-
Total Operating cash flows	46,477	-

The following is a schedule of future minimum payments under the Group’s operating leases (excluding short-term leases) as of June 30, 2026:

Amount
US$
Remainder of 2026	10,649
2027	21,298
2028	21,298
2029	21,298
2030	21,298
Thereafter	530,770
Total lease payments	626,611
Less: imputed interest	(269,255)
Total lease liabilities, net of interest	357,356